Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,930	$ 1,724
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	500	546
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,178	$ 1,178
Security Deposit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 252